Derivatives (Summary of Current Replacement Cost of Derivatives by Location) (Details) - Current Replacement Cost [Member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 11,678	$ 15,247
After master netting agreements, percentage mix	100.00%	100.00%
Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,237	$ 3,737
After master netting agreements, percentage mix	27.70%	24.50%
United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,930	$ 4,937
After master netting agreements, percentage mix	33.70%	32.40%
Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,511	$ 6,573
After master netting agreements, percentage mix	38.60%	43.10%
Other international [member] | United Kingdom [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 717	$ 775
After master netting agreements, percentage mix	6.10%	5.10%
Other international [member] | Europe [Member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 1,919	$ 2,828
After master netting agreements, percentage mix	16.40%	18.50%
Other international [member] | All other countries [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 1,875	$ 2,970
After master netting agreements, percentage mix	16.10%	19.50%